UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles T. Akre
Title:  Managing Member
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Charles T. Akre             Middleburg, VA                May 15, 2013
-------------------------   --------------------------    --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         37

Form 13F Information Table Value Total: $1,776,306
                                           (x1000)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        ---------------------         -----

1.         028-13109                     Braddock Partners, LP

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                                                    FORM 13F INFORMATION TABLE


COL 1                           COL 2             COL 3       COL 4         COL 5           COL 6       COL 7         COL 8

                                TITLE                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE     SHARED NONE
--------------                  ---------         ------      --------  -------   --- ----  ----------  ------  -----    ------ ----
America Movil/amx               SPON ADR L        02364W105    11,528     550,000 SH        SOLE                  550,000
American Tower/amt              CL A              03027X100   129,970   1,689,673 SH        SOLE                1,689,673
Apple Inc/aapl                  COM               037833100    38,558      87,106 SH        SOLE                   87,106
Bank of America/bac             COM               060505104     9,744     800,000 SH        SOLE                  800,000
Berks-Hath B/brk.b              CL B NEW          084670702    32,048     307,561 SH        SOLE                  307,561
Berksh-Hath A/brk.a             COM               084670108     7,658          59 SH        SOLE                       59
CSX Corporation/csx             COM               126408103     1,258      51,061 SH        SOLE                   51,061
Colfax Corp/cfx                 COM               194014106    75,271   1,617,330 SH        SOLE                1,617,330
Crimson Wine/cwgl               COM               22662X100     1,441     155,000 SH        SOLE                  155,000
Diamond Hill/dhil               COM NEW           25264R207    11,321     145,500 SH        SOLE                  145,500
DirecTv/dtv                     COM               25490A101    90,544   1,600,000 SH        SOLE                1,600,000
Dollar Tree/dltr                COM               256746108   120,052   2,478,884 SH        SOLE                2,478,884
Enstar/esgr                     SHS               G3075P101    62,560     503,341 SH        SOLE                  503,341
FactSet/fds                     COM               303075105    12,038     130,000 SH        SOLE                  130,000
Hartford/hig                    COM               416515104    35,248   1,366,200 SH        SOLE                1,366,200
LPL Financial/lpla              COM               50213H100    54,808   1,700,000 SH        SOLE                1,700,000
Lamar Advertising/lamr          CL A              512815101    30,185     621,348 SH        SOLE                  621,348
Leucadia Nat/luk                COM               527288104    54,860   2,000,000 SH        SOLE                2,000,000
Markel/mkl                      COM               570535104   124,248     246,769 SH        SOLE                  246,769
Mastercard/ma                   CL A              57636Q104   184,973     341,828 SH        SOLE                  341,828
Monro Muf-Brake/mnro            COM               610236101    19,855     500,000 SH        SOLE                  500,000
Moodys Corp/mco                 COM               615369105   135,346   2,538,375 SH        SOLE                2,538,375
O Reilly auto/orly              COM               67103H107    84,377     823,683 SH        SOLE                  823,683
Primo Water Corp/prmw           COM               74165N105     1,760   1,600,000 SH        SOLE                1,600,000
Ross Stores/rost                COM               778296103   117,449   1,937,469 SH        SOLE                1,937,469
Sears Hldg/shld                 COM               812350106    14,991     300,000 SH        SOLE                  300,000
TD Ameritrade/amtd              COM               87236Y108    65,137   3,158,900 SH        SOLE                3,158,900
TransDigm Group/tdg             COM               893641100     1,529      10,000 SH        SOLE                   10,000
Verisk Analytics/vrsk           COM               92345Y106    49,296     800,000 SH        SOLE                  800,000
Visa/v                          COM CL A          92826C839    63,254     372,430 SH        SOLE                  372,430
Annaly Capital/nly              COM               035710409    34,933   2,198,409 SH        SOLE                2,198,409
Enterprise Products/epd         COM               293792107       617      10,232 SH        SOLE                   10,232
Hartford Financial Pfd.         DEP CONV PFD      416515708    17,221     725,097 SH        SOLE                  725,097
MarkWest Energy/mwe             UNIT LTD PARTN    570759100     6,193     101,935 SH        SOLE                  101,935
NuStar Energy LP/ns             UNIT COM          67058H102    56,007   1,050,000 SH        SOLE                1,050,000
NuStar GP Holdings/nsh          UNIT RESTG LLC    67059L102     7,038     216,560 SH        SOLE                  216,560
Bank Of America                 *W EXP 01/16/201  060505146     3,990     700,000 SH        SOLE                  700,000

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